May 3, 2013
VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549
ATTN: Document Control – Edgar

RE:	RiverSource Variable Account 10 (“Registrant”)
RiverSource RAVA 5 Advantage Variable Annuity
(Offered for contract applications signed on or after 4/29/2013)
RiverSource RAVA 5 Select Variable Annuity
(Offered for contract applications signed on or after 4/29/2013)
RiverSource RAVA 5 Access Variable Annuity
(Offered for contract applications signed on or after 4/29/2012)

File Nos. 333-186218/811-07355
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Pre-Effective Amendment No. 1 (Amendment). This Amendment was filed electronically on April 22, 2013 and declared effective on April 29, 2013.
If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177 or Boba Selimovic at (612) 671-7449.

Sincerely,
/s/ Dixie Carroll
Dixie Carroll
Assistant General Counsel and Assistant Secretary